Lease liabilities - Maturity of Lease Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease liabilities to be received	$ 606,220	$ 963,487	$ 1,673,388
Less: future finance cost	(48,104)	(65,836)	(169,449)
Total lease liability	558,116	897,651	1,503,939
Lease liabilities - short term	408,373	607,481	606,281
Lease liabilities - long term	149,743	290,170	897,658
Lease liabilities	558,116	897,651	1,503,939	$ 1,380,413
Not later than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease liabilities to be received	445,054	662,388	709,901
Later than 1 year and not later than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease liabilities to be received	$ 161,166	$ 301,099	$ 963,487